LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASE ARRANGEMENTS	LEASE ARRANGEMENTS
a.Right-of-use assets

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$36,981.0	$39,873.4
Buildings	3,103.9	4,005.3
Office equipment	43.5	40.2

	$40,128.4	$43,918.9

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$2,145.4	$4,579.6	$9,115.2

Depreciation of right-of-use assets
Land	$2,459.1	$2,541.9	$3,002.0
Buildings	976.1	1,114.3	1,233.4
Machinery and equipment	0.4	-	-
Office equipment	23.4	23.3	23.1

	$3,459.0	$3,679.5	$4,258.5
b.Lease liabilities

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$3,049.0	$3,833.0
Noncurrent portion	28,755.3	31,595.0

	$31,804.3	$35,428.0
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2024	December 31, 2025

Land	0.39%-2.30%	0.39%-3.50%
Buildings	0.40%-6.52%	0.40%-6.52%
Office equipment	0.28%-6.46%	0.28%-6.46%
c.Material terms of right-of-use assets
The Company leases land and buildings mainly for the use of plants and offices with lease terms of 1 to 36 years. The lease contracts for land located in the R.O.C. specify that lease payments will be adjusted every 2 years on the basis of changes in announced land value prices. The Company does not have purchase options to acquire the leasehold land and buildings at the end of the lease terms.
d.Other lease information

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Total cash outflow for leases	$4,916.9	$3,415.5	$4,186.4